Employee Benefits and Private Pension Plan	12 Months Ended
Dec. 31, 2021
Employee benefits and private pension plan
Employee Benefits and Private Pension Plan

21. Employee benefits and private pension plan

a. ULTRAPREV - Associaçăo de Previdência Complementar

In February 2001 the Company’s Board of Directors approved the adoption of a defined contribution pension plan to be sponsored by the Company and its subsidiaries. Participating employees have been contributing to this plan, managed by Ultraprev - Associação de Previdência Complementar (“Ultraprev”), since August 2001. Under the terms of the plan, every year each participating employee chooses his or her basic contribution to the plan. Each sponsoring company provides a matching contribution in an amount equivalent to each basic contribution, up to a limit of 11% of the employee’s reference salary, according to the rules of the plan. As participating employees retire, they may choose to receive either (i) a monthly sum ranging between 0.3% and 1.0% of their respective accumulated fund in Ultraprev or (ii) a fixed monthly amount, which will exhaust their respective accumulated fund over a period of 5 to 35 years. The Company and its subsidiaries do not take responsibility for guaranteeing amounts or the duration of the benefits received by the retired employee.

The non-vested portion of the contribution made by the sponsor, in cases where the terminated employees chose to withdraw from the pension plan, are considered as a pension fund. Employees who left the Company and chose to withdraw from the pension plan lose the portion of the contribution already made by the sponsor and this amount may be deducted from the sponsor future contributions. The amount is presented in the movements of prepaid expenses. Furthermore, employees who left the company and chose to continue with the pension plan make contributions individually.

In May 2020 the Deliberative Council of Ultraprev approved the utilization of the pension fund in the amount of R$ 47,088, and in May 2021 the additional use  of R$ 3,706. The amount of R$ 27,451 was used to deduct the sponsors’ normal contributions and the amount of R$ 3,512 was reclassified to assets held for sale. The balance of R$ 19,831 as of December 31, 2021 will be used to deduct normal sponsor contributions in a period up to 92 months depending on the sponsor. The number of months is estimated according to the current amount being deducted from contributions.

As of December 31, 2021, the subsidiaries contributed with R$ 16,368 to Ultraprev, including the utilization of the pension fund of R$ 10,566 (R$ 17,186 including the utilization of the pension fund of R$ 7,446 as of December 31, 2020 and R$ 21,357 as of December 31, 2019), which is recognized as expense in the income statement. The total number of participating employees as of December 31, 2021 was 4,381 active participants and 387 retired participants. In addition Ultraprev had 23 former employees receiving benefits under the rules of a previous plan whose reserves are fully constituted.

b. Post-employment benefits

The subsidiaries recognized a provision for post-employment benefits mainly related to seniority bonus, payment of Government Severance Indemnity Fund (“FGTS”), and health, dental care, and life insurance plan for eligible retirees.

The amounts related to such benefits were determined based on a valuation conducted by an independent actuary and reviewed by management as of December 31, 2021.

	12/31/2021	12/31/2020
Health and dental care plan (1)	159,867	200,318
Indemnification of FGTS	38,617	53,952
Seniority bonus (2)	5,570	16,336
Life insurance (1)	11,665	14,118
Total	215,719	284,724
Current	21,082	27,077
Non-current	194,637	257,647

(1) Only IPP, Tropical and Iconic.

(2) In 2021, there was a change in the seniority bonus policy for retirement, with a reduction in the benefit (Ultragaz and Ipiranga).

The change in the present value of the post-employment benefit obligation occurred as follows:

	12/31/2021	12/31/2020
Opening balance	284,724	272,867
Expense for the year of continuing operations	15,585	11,622
Expense (revenue) for the year of discontinued operations	2,951	(6,411)
(Gain) Losses from changes in actuarial assumptions	(58,954)	24,822
Benefits paid directly by Company and its subsidiaries	(18,400)	(18,969)
Exchange rates from post employment benefits	217	793
Reclassification to liabilities held for sale (i)	(10,404)	-
Ending balance	215,719	284,724

(i) For further information see Note 3.c.1.

The total of expense in each year is presented below:

	2021	2020	2019
		Re-presented	Re-presented
Health and dental care plan	15,265	11,127	10,442
Indemnification of FGTS	4,409	6,199	(5,423)
Seniority bonus	(4,886)	(6,821)	3,580
Life insurance	797	1,117	1,293
Total	15,585	11,622	9,892

The main actuarial assumptions used are:

Economic factors	12/31/2021	12/31/2020
	% p.a.	% p.a.
Discount rate for the actuarial obligation at present value	8.93	8.22
Average projected salary growth rate	7.07	7.07
Inflation rate (long term)	3.25	3.25
Growth rate of medical services	7.38	7.38

Demographic factors
Mortality Table for the life insurance benefit – CSO-80
Mortality Table for other benefits – AT 2000 Basic decreased by 10%
Disabled Mortality Table – RRB 1983 and RRB-1944
Disability Table – Weak light

Sensitivity analysis

The significant actuarial assumptions to determine the provision for post-employment benefits are: discount rate, wage and medical costs increases. The following sensitivity analyses on December 31, 2021, as shown below, were determined based on possible changes of assumptions occurring at the reporting date of the financial statements, keeping all other assumptions constant.

12/31/2021
Assumption	Change in assumptions	Decrease in liability	Change in assumptions	Increase in liability
Discount rate	increase by 1.0 p.p.	24,196	decrease by 1.0 p.p.	24,293
Wage growth rate	decrease by 1.0 p.p.	3,002	increase by 1.0 p.p.	2,258
Medical services growth rate	decrease by 1.0 p.p.	19,218	increase by 1.0 p.p.	23,522

The sensitivity analyses presented may not represent the real change in the post-employment benefits obligation, since it is unlikely that changes occur in just one assumption alone, considering that some of these assumptions may be correlated.

Inherent risks related to post-employment benefits

Interest rate risk: a long-term interest rate is used to calculate the present value of post-employment liabilities. A reduction in this interest rate will increase the corresponding liability.

Wage growth risk: the present value of the liability is calculated using as reference the wages of the plan participants, projected with the average nominal wage growth rate. An increase in the real wages of plan participants will increase the corresponding liability.

Medical costs growth risk: the present value of the liability is calculated using as reference the medical cost by age based on actual healthcare costs, projected based on the growth rate of medical services costs. An increase in the real medical costs will increase the corresponding liability.